Accrued Warranty Cost	12 Months Ended
Dec. 31, 2010
Accrued Warranty Cost [Abstract]
Accrued warranty cost
17.	Accrued warranty cost
The movement of Group’s accrued warranty costs for solar module is summarized below:

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Beginning balance	5,185	5,931
Warranty provision	746	25,346
Warranty cost incurred	—	—

Ending balance	5,931	31,277